Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Feb. 02, 2018	Dec. 06, 2017	Nov. 15, 2017	Oct. 28, 2015	Mar. 23, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, shares authorized						450,000,000	450,000,000
Preferred stock, shares authorized						50,000,000	50,000,000
Common stock, par value						$ 0.001	$ 0.001
Transaction cost						$ 3,080
Expenses for Merger								$ 1,745
Paid-in capital re-imbursements								1,248
Gross proceeds from issuance of common stock						$ 4,800		10
Capitalized costs relating to offering expenses
Preferred stock, shares outstanding						0	0
Preferred stock, shares outstanding						20,877,893	18,277,893
F-3 Registration Statement [Member]
Maximum number of shares for sale under registration statement	5,233,222
Maximum offering amount under registration statement	$ 100,000
Private Placement [Member]
Shares of common stock issued		2,400,000				2,400,000
Price per share of common stock		$ 2.00
Gross proceeds from issuance of common stock		$ 4,800
Capitalized costs relating to offering expenses		$ 509
Equity Incentive Plan [Member]
Percentage of outstanding stock				15.00%
Restricted shares of common stock issued			200,000	33,222
Stock compensation expense			$ 355	$ 143
Legal Advisors Consultants And Auditors [Member]
Expenses for Merger				$ 820
Maritime Investors [Member]
Shares of common stock issued				7,002,445	10,000,000
LS Stockholders [Member]
Shares of common stock issued				931,761
Expenses for Merger				$ 625
Maxim Group LLC [Member]
Shares of common stock issued				310,465
Transaction cost				$ 1,635
Expenses for Merger				300
Transaction cost, compensation through the issuance of restricted stock				$ 1,335